Financing Liabilities - Financing Liabilities Presented in Non-current Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	¥ 6,299,393	¥ 7,196,013
Reclassification to current liabilities (Current portion)	(1,925,420)	(2,211,761)
Total	4,373,973	4,984,252
Loans [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	958,836	1,026,769
Medium-term notes [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	3,359,462	3,996,486
Corporate bonds [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	1,001,187	1,035,379
Asset-backed securities [member]
Disclosure of detailed information about borrowings [line items]
Non-current financing liabilities	¥ 979,908	¥ 1,137,379